Business Acquisition - Estimated fair value and average life (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 03, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Other intangible assets, net		$ 6,358	$ 2,449
GE Transaction Agreement
Business Acquisition [Line Items]
Other intangible assets, net	$ 4,123
Customer-related | GE Transaction Agreement
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 1,260
Estimated Weighted Average Life (Years)	15 years
Patents and technology | GE Transaction Agreement
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 550
Estimated Weighted Average Life (Years)	10 years
Patents and technology | GE Transaction Agreement
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 70
Estimated Weighted Average Life (Years)	10 years
Capitalized software | GE Transaction Agreement
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 90
Favorable lease contracts | GE Transaction Agreement
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 8
Estimated Weighted Average Life (Years)	10 years
Trademarks - Baker Hughes | GE Transaction Agreement
Business Acquisition [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 2,100
In-process research and development | GE Transaction Agreement
Business Acquisition [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 45
Minimum
Business Acquisition [Line Items]
Estimated Weighted Average Life (Years)		1 year
Minimum | Capitalized software | GE Transaction Agreement
Business Acquisition [Line Items]
Estimated Weighted Average Life (Years)	3 years
Maximum
Business Acquisition [Line Items]
Estimated Weighted Average Life (Years)		30 years
Maximum | Capitalized software | GE Transaction Agreement
Business Acquisition [Line Items]
Estimated Weighted Average Life (Years)	7 years